OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2013	2012	2011
Mark-to-market adjustment for interest rate swap derivatives (see note 32)	56,461	1,223	(10,057)
Interest rate swap cash settlements (see note 32)	(10,626)	(12,258)	(14,201)
Mark-to-market adjustment for foreign currency derivatives (see note 32)	719	6,485	(1,417)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	—	(5,645)	182
Financing arrangement fees and other costs	(5,632)	(1,766)	(930)
Amortization of deferred financing costs and debt guarantee	(1,120)	(1,900)	(1,484)
Foreign exchange (loss) gain on operations	(1,583)	94	(945)
Other	—	4	(234)
	38,219	(13,763)	(29,086)